Time deposits and short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Time deposits and short-term investments.
Schedule of time deposits and short-term investments on the consolidated balance sheets

	As of December 31,
	2024	2025
Short-term time deposits	40,822,387	38,167,346
Short-term financial instruments	6,082,161	6,164,061
Total	46,904,548	44,331,407